Additional disclosures to financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Additional disclosures to financial instruments
Summary of carrying amounts and fair values of financial assets and financial liabilities

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2022	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	—	4	21,271	--	21,275

Current assets	—	--	20,331	--	20,331

Cash and cash equivalents	--	--	12,119	--	12,119

Other financial assets	—	--	2,047	--	2,047	--	--	--	--
Restricted cash	--	--	2,047	--	2,047	--	--	--	--

Trade receivables, net	--	--	6,165	--	6,165

Non-current assets	--	4	940	--	944

Other financial assets	--	4	940	--	944	4	--	--	4
Equity securities	--	4	--	--	4	4	--	--	4
Restricted cash	--	--	940	--	940	--	--	--	--

Total liabilities	--	--	--	2,837	22,587

Current liabilities	--	--	--	2,789	3,844

Trade payables	--	--	--	2,683	2,683

Other financial liabilities	--	--	--	106	1,161	--	--	106	106
Current portion of long-term debt	--	--	--	106	106	--	--	106	106
Lease liability	--	--	--	--	1,055	--	--	--	n/a

Non-current liabilities	--	--	--	48	18,743

Other financial liabilities	--	--	--	48	18,743	--	--	45	45
Long-term debt	--	--	--	48	48	--	--	45	45
Lease liability	--	--	--	--	18,679	--	--	--	n/a
Security deposit	--	--	--	--	16	--	--	--	n/a

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2021	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	13,525	4	18,131	--	31,660

Current assets	13,525	--	18,131	--	31,656

Cash and cash equivalents	--	--	7,027	--	7,027

Other financial assets	13,525	--	4,997	--	18,522	10,699	2,826	--	13,525
Bond funds	10,699	--	--	--	10,699	10,699	--	--	10,699
Term deposit	--	--	2,655		2,655	--	--	--	--
Restricted cash	--	--	2,342		2,342	--	--	--	--
Derivative financial instruments	2,826	--	--	--	2,826	--	2,826	--	2,826

Trade receivables, net	--	--	6,107	--	6,107

Non-current assets	--	4	--	--	4

Other financial assets	--	4	--	--	4	4	--	--	4
Equity securities	--	4	--	--	4	4	--	--	4

Total liabilities	516	--	--	26,672	30,414

Current liabilities	—	--	--	16,879	17,476

Trade payables	--	--	--	2,594	2,594

Other financial liabilities	—	--	--	14,285	14,882	--	—	15,362	15,362
Current portion of long-term debt	--	--	--	14,285	14,285	--	--	15,362	15,362
Lease liability	--	--	--	--	597	--	--	--	n/a

Non-current liabilities	516	--	--	9,793	12,938

Other financial liabilities	516	--	--	9,793	12,938	--	516	13,826	14,342
Derivative financial instruments	516	--	--	--	516	--	516	--	516
Long-term debt	--	--	--	9,793	9,793	--	--	13,826	13,826
Lease liability	--	--	--	--	2,613	--	--	--	n/a
Security deposit	--	--	--	--	16	--	--	--	n/a

Tabular disclosure of Reconciliation of changes in fair value measurement assets.

Non-current assets
(€ in thousands)	Equity securities
Balance at December 31, 2020	5
Transfer from level 3 into level 1	(5)
Income (expense) recognised in other comprehensive income	—
Balance at December 31, 2021	—

Schedule of gains and losses for financial assets and liabilities

	Year Ended December 31,
	2022	2021

	(€ in thousands)
Financial assets measured at amortized cost	(354)	347
Total interest expense	(2)	(9)
Other operating income from change of impairment	135	62
Other operating income from unrealized foreign currency translation	239	511
Other operating expense from change of impairment	(251)	(120)
Other operating expense from unrealized foreign currency translation	(475)	(97)
Financial assets measured at fair value through profit or loss	(3,472)	265
Income from revaluation of derivative financial instruments	--	460
Fair value valuation of financial assets	(773)	(291)
Payout of bond funds	81	96
Expense from revaluation of derivative financial instruments	(2,827)	--
Other operating income from unrealized foreign currency translation	47	--
Other operating expense from unrealized foreign currency translation	--	--
Financial liabilities measured at amortized cost	(3,142)	(2,305)
Total interest expense	(3,141)	(2,299)
Other operating income from unrealized foreign currency translation	--	--
Other operating expense from unrealized foreign currency translation	(1)	(6)
Financial liabilities measured at fair value through profit or loss	516	292
Income from revaluation of derivative financial instruments	516	292
Expense from revaluation of derivative financial instruments	--	--
Total	(6,452)	(1,401)

Summary of overview of all outstanding loans

				December 31, 2022		December 31, 2021
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount
				(€ in thousands)
Secured bank loan	EUR	2.47%	2038	--	--	2,000	1,616
Secured bank loan	EUR	2.72%	2038	--	--	1,000	809
Secured bank loan	EUR	2.42%	2038	--	--	500	409
Secured bank loan	EUR	2.73%	2037	--	--	500	411
Secured bank loan	EUR	1.75%	2040	--	--	1,000	823
Secured bank loan	EUR	2.48%	2022	--	--	675	96
Secured bank loan	EUR	2.49%	2024	500	131	500	233
Unsecured bank loan	EUR	3.92%	2022	--	--	29	19
Unsecured bank loan	USD	2.90%	2022	--	--	40	2
Secured bank loan	EUR	0.00%	2022	--	--	10,000	13,528
Secured bank loan	EUR	12.00%	2025	--	--	5,000	6,124
Unsecured bank loan	EUR	2.95%	2026	25	23	29	19
Total interest-bearing liabilities				525	154	21,244	24,070